Shareholders' equity - Award Outstanding (Details) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Number of options
Beginning balance of awards outstanding (in shares)	1,389,784	1,279,043
Award granted (in shares)	586,750	606,356
Awards exercised (in shares)	(317,066)	(362,492)
Award forfeited (in shares)	(119,000)	(133,123)
Ending balance of awards outstanding (in shares)	1,540,468	1,389,784
DSU
Number of options
Beginning balance of awards outstanding (in shares)	236,442	172,086
Award granted (in shares)	78,000	64,356
Awards exercised (in shares)	0	0
Award forfeited (in shares)	0	0
Ending balance of awards outstanding (in shares)	314,442	236,442
PSU
Number of options
Beginning balance of awards outstanding (in shares)	688,300	499,800
Award granted (in shares)	254,375	271,000
Awards exercised (in shares)	0	0
Award forfeited (in shares)	(101,500)	(82,500)
Ending balance of awards outstanding (in shares)	841,175	688,300
RSU
Number of options
Beginning balance of awards outstanding (in shares)	465,042	607,157
Award granted (in shares)	254,375	271,000
Awards exercised (in shares)	(317,066)	(362,492)
Award forfeited (in shares)	(17,500)	(50,623)
Ending balance of awards outstanding (in shares)	384,851	465,042